Bonds and Loans - Narrative (Details) ¥ in Millions, $ in Millions	Jul. 03, 2026 USD ($)	Mar. 31, 2026 JPY (¥)	Jun. 23, 2025 USD ($)	Apr. 25, 2025 JPY (¥)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2025 USD ($)	Jun. 25, 2024 JPY (¥)	Apr. 25, 2024 JPY (¥)	Mar. 31, 2026 USD ($)	Jul. 02, 2025 USD ($)	Jun. 12, 2025 JPY (¥)	Mar. 31, 2025 USD ($)	Oct. 06, 2024 JPY (¥)	Oct. 03, 2024 JPY (¥)	Jul. 12, 2024 USD ($)	Jul. 05, 2024 USD ($)	Sep. 30, 2019 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Bonds		¥ 4,656,812			¥ 4,190,632
Borrowing availability		350,000							$ 2,100								¥ 700,000
Bilateral Loans
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	$ 500	75,000		¥ 10,000				¥ 50,000
Notional		60,000						¥ 50,000
Principal amount in contractual currency (millions)		185,000
2024 Hybrid bonds (subordinated bonds)
Disclosure of detailed information about borrowings [line items]
Notional		460,000					¥ 460,000
Borrowings maturity, term							60 years
Bonds		458,443			457,983
Principal amount in contractual currency (millions)					460,000
2024 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Notional | $									3,000							$ 3,000
Bonds		473,755			442,175
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Notional | $									1,500						$ 1,500
Bonds		237,743			219,033
2024 Syndicated Hybrid Loans (Subordinated Loans)
Disclosure of detailed information about borrowings [line items]
Notional														¥ 40,000
Principal amount in contractual currency (millions)		40,000
2019 Hybrid Subordinated Bonds
Disclosure of detailed information about borrowings [line items]
Notional													¥ 500,000
JPY Syndicated Loans
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings					313,500
USD Syndicated Loans
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings | $						$ 1,500
USD 500 million, short term loan
Disclosure of detailed information about borrowings [line items]
Notional | $												$ 500
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Notional					270,000
Bonds		0			270,000
2025 JPY Unsecured-Senior Bonds – fixed rate
Disclosure of detailed information about borrowings [line items]
Notional		184,000									¥ 184,000
Bonds		183,609			0
2025 USD Unsecured Guaranteed Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings | $			$ 800
Notional | $									$ 2,400	$ 2,400
Bonds		¥ 379,418			¥ 0
2025 USD Bilateral Loan
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $												$ 500
Commitment Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings maturity, term		5 years